Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	12 Months Ended
Oct. 31, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	$ 505